Financial Instruments (Narrative) (Details) $ in Millions	12 Months Ended
	Aug. 31, 2018 CAD ($) $ / shares	Aug. 31, 2017 CAD ($) $ / shares
Disclosure of financial assets [line items]
Impact on net income with one dollar change	$ 1
Accounts receivable	255	$ 286
Provision for doubtful accounts	57	48
Past Due [Member]
Disclosure of financial assets [line items]
Accounts receivable	123	94
Forward Contract [Member]
Disclosure of financial assets [line items]
Notional amount	$ 96	$ 182
Forward contracts purchase period	12 months	24 months
Average foreign exchange rate | $ / shares	1.2915	1.3031
Hypothetical exchange rate	10.00%
Hypothetical change resulting in a change to other comprehensive income	$ 9	$ 17